Consolidated Statement of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Income Statement [Abstract]
Net sales	$ 13,015,704	$ 13,145,942	$ 12,345,870
Cost of sales	10,086,675	9,958,337	9,387,457
Gross profit	2,929,029	3,187,605	2,958,413
Selling, general and administrative expenses	1,554,973	1,519,316	1,467,773
Interest expense	91,552	92,790	99,704
Other expense (income), net	(18,198)	1,295	(15,075)
(Gain) loss on disposal of assets	(10,299)	(2,494)	(7,710)
Income before income taxes	1,311,001	1,576,698	1,413,721
Income taxes (Note 4)	362,217	421,206	356,571
Net Income	948,784	1,155,492	1,057,150
Less: Noncontrolling interest in subsidiaries' earnings	357	3,669	8,020
Net Income Attributable to Common Shareholders	$ 948,427	$ 1,151,823	$ 1,049,130
Earnings per Share Attributable to Common Shareholders (Note 5)
Basic earnings per share	$ 6.36	$ 7.62	$ 6.51
Diluted earnings per share	$ 6.26	$ 7.45	$ 6.37